[Letterhead of Eversheds Sutherland (US) LLP]

March 2, 2018

VIA EDGAR

James E. O’Connor, Esq.

Senior Counsel

Division of Investment Management, Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TriplePoint Venture Growth BDC Corp.

Preliminary Proxy Materials on Schedule 14A filed March 2, 2018

File No. 814-01044

Dear Mr. O’Connor:

On March 2, 2018, TriplePoint Venture Growth BDC Corp. (the “Company”) filed on EDGAR the Company’s preliminary proxy materials on Schedule 14A (the “Proxy Materials”), which relate to the Company’s 2018 annual meeting of shareholders scheduled to take place on April 25, 2018.

If you have any questions or comments concerning the Proxy Materials, please contact the undersigned at (202) 383-0815.

Sincerely,

/s/ Vlad M. Bulkin

Vlad M. Bulkin

cc:	Andrew J. Olson / TriplePoint Venture Growth BDC Corp.